UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08049

RENAISSANCE CAPITAL GREENWICH FUNDS

(Exact name of registrant as specified in charter)

165 MASON STREET

GREENWICH, CONNECTICUT 06830

 (Address of principal executive offices)(Zip code)

Christopher A. Madden, Esq.

State Street Bank and Trust Company

One Lincoln Street/CPH0326

Boston, MA 02111

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (203) 622-2978

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

Item 1.  Schedule of Investments.

The Global IPO Fund
PORTFOLIO OF INVESTMENTS
June 30, 2015 (Unaudited)

Shares			Value
		COMMON STOCK - 97.4%
		BIOTECHNOLOGY - 3.7%
2,000		Juno Therapeutics, Inc. *	$ 106,660
4,000		Kite Pharma, Inc. *	243,880
			350,540
		BUILDING MATERIALS - 3.0%
11,000		Summit Materials, Inc. *	280,500

		COMMERCIAL SERVICES - 6.7%
10,000		INC Research Holdings, Inc. *	401,200
6,500		ServiceMaster Global Holdings, Inc. *	235,105
			636,305
		DIVERSIFIED FINANCIAL SERVICES - 5.0%
-	(a)	Depository Trust & Clearing Corp. *	3,601
6,500		Synchrony Financial *	214,045
11,000		Virtu Financial, Inc. - Class A*	258,280
			475,926
		FOOD - 6.5%
10,000		Smart & Final Stores, Inc. *	178,700
9,000		WhiteWave Foods Co. *	439,920
			618,620
		INSURANCE - 3.9%
8,000		Voya Financial, Inc.	371,760

		INTERNET SOFTWARE & SERVICES - 17.7%
5,000		Alibaba Group Holding, Ltd. - ADR *	411,350
3,000		Autohome, Inc. - ADR *	151,620
3,000		Criteo SA - ADR *	143,010
7,000		Facebook, Inc. - Class A *	600,354
1,000		GoDaddy, Inc. - Class A *	28,190
5,000		Shopify, Inc. *	169,750
5,000		Twitter, Inc. *	181,100
			1,685,374
		LODGING - 3.5%
12,000		Hilton Worldwide Holdings, Inc. *	330,600

		PACKAGING & CONTAINERS - 3.1%
9,000		Berry Plastics Group, Inc. *	291,600

		PHARMACEUTICALS - 16.3%
18,000		Diplomat Pharmacy, Inc. *	805,500
5,000		Quintiles Transnational Holdings, Inc. *	363,050
8,000		Zoetis, Inc. - Class A	385,760
			1,554,310

The Global IPO Fund
PORTFOLIO OF INVESTMENTS
June 30, 2015 (Unaudited)(Continued)

Shares			Value
		PIPELINES - 2.7%
1,500		EQT Midstream Partners LP	$ 122,310
3,000		Shell Midstream Partners LP	136,950
			259,260
		RETAIL - 9.1%
9,000		Boot Barn Holdings, Inc. *	288,000
5,000		Freshpet, Inc. *	93,000
10,000		Party City Holdco, Inc. *	202,700
7,000		Zoe's Kitchen, Inc. *	286,580
			870,280
		SOFTWARE - 4.6%
8,000		Black Knight Financial Services, Inc. - Class A *	246,960
7,000		Inovalon Holdings, Inc. *	195,300
			442,260
		TELECOMMUNICATIONS - 11.6%
5,000		Arista Networks, Inc. *	408,700
4,000		Palo Alto Networks, Inc. *	698,800
			1,107,500

		TOTAL COMMON STOCK (Cost - $6,553,570)	9,274,835

		SHORT-TERM INVESTMENTS - 1.1%
		MONEY MARKET FUNDS - 1.1%
54,110		Dreyfus Institutional Reserve Money Fund
		Premier Shares, 0.00% **	54,110
54,110		Milestone Treasury Obligations Fund
		Institutional Shares, 0.01% **	54,110
		TOTAL SHORT-TERM INVESTMENTS	108,220
		(Cost - $108,220)

		TOTAL INVESTMENTS - 98.5% (Cost - $6,661,790) (b)	$ 9,383,055
		OTHER ASSETS LESS LIABILITIES - 1.5%	139,399
		NET ASSETS - 100.0%	$ 9,522,454

* Non-income producing security.
** Money Market Fund; interest rate reflects seven-day effective yield on June 30, 2015.
ADR - American Depositary Receipt
LP - Limited Partnership
(a) Illiquid Security; the Fund holds fractional shares of this security.

(b) Represents cost for financial reporting purposes.  The cost for Federal income tax purposes is $6,707,030. At June 30, 2015, net appreciation for all securities was $2,676,025.  This consists of aggregate gross unrealized appreciation of $2,772,065 and aggregate gross unrealized depreciation of $96,040.

The Global IPO Fund
PORTFOLIO OF INVESTMENTS
June 30, 2015 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).  The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation- The Fund's securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term investments that mature in 60 days or less may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Securities for which current market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2015 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 9,271,234	$ 3,601	$ -	$ 9,274,835
Short Term Investments	108,220	-	-	$ 108,220
Total	$ 9,379,454	$ 3,601	$ -	$ 9,383,055
The Fund did not hold any Level 3 securities during the period.
There were no transfers into and out of Level 1 and Level 2 during the current period presented.

Renaissance IPO ETF PORTFOLIO OF INVESTMENTS (Unaudited) June 30, 2015

Shares		Value (US$)

	COMMON STOCKS - 97.8%
	CONSUMER DISCRETIONARY - 26.2%
	Diversified Consumer Services - 3.5%
16,885	Houghton Mifflin Harcourt Co. *	$425,502
14,728	ServiceMaster Global Holdings, Inc. *	532,712

		958,214

	Hotels, Restaurants & Leisure - 11.4%
27,588	Aramark	854,400
73,478	Hilton Worldwide Holdings, Inc. *	2,024,319
12,969	La Quinta Holdings, Inc. *	296,342

		3,175,061

	Household Durables - 2.1%
11,200	GoPro, Inc. - Cl. A *	590,464

	Internet & Catalog Retail - 5.5%
4,400	Cnova NV *	24,332
44,184	JD.com, Inc. - ADR *	1,506,674

		1,531,006

	Media - 1.3%
13,557	Markit, Ltd. *	346,652

	Multiline Retail - 1.8%
9,774	Burlington Stores, Inc. *	500,429

	Specialty Retail - 0.6%
6,446	Michaels Cos., Inc. *	173,462

		7,275,288

	CONSUMER STAPLES - 2.1%
	Food & Staples Retailing - 2.1%
21,324	Sprouts Farmers Market, Inc. *	575,322

	ENERGY - 3.9%
	Energy Equipment & Services - 0.3%
4,760	Frank's International NV	89,678

	Oil, Gas & Consumable Fuels - 3.6%
8,352	Antero Resources Corp. *	286,808
6,014	EP Energy Corp. - Class A *	76,558
5,222	Memorial Resource Development Corp. *	99,061
13,548	Rice Energy, Inc. *	282,205
5,700	Shell Midstream Partners LP	260,205

		1,004,837

		1,094,515

	FINANCIALS - 20.2%
	Commercial Banks - 4.0%
40,462	Citizens Financial Group, Inc.	1,105,017

	Consumer Finance - 10.0%
65,940	Ally Financial, Inc. *	1,479,034
14,128	Santander Consumer USA Holdings, Inc.	361,253
7,245	Springleaf Holdings, Inc. *	332,618
18,625	Synchrony Financial *	613,322

		2,786,227

Shares		Value (US$)

	Real Estate Investment Trusts (REITs) - 6.2%
20,644	American Homes 4 Rent - Class A	$331,130
23,783	Brixmor Property Group, Inc.	550,101
19,321	Outfront Media, Inc.	487,662
19,927	Paramount Group, Inc.	341,947

		1,710,840

		5,602,084

	HEALTH CARE - 9.1%
	Biotechnology - 1.3%
5,454	Intrexon Corp. * (a)	266,155
1,600	Juno Therapeutics, Inc. * (a)	85,328
218	ZIOPHARM Oncology, Inc. * (a)	2,616

		354,099

	Health Care Providers & Services - 3.5%
24,487	Envision Healthcare Holdings, Inc. *	966,747

	Health Care Technology - 2.3%
21,390	IMS Health Holdings, Inc. *	655,604

	Life Sciences Tools & Services - 0.6%
6,252	VWR Corp. *	167,116

	Pharmaceuticals - 1.4%
13,352	Catalent, Inc. *	391,614

		2,535,180

	INFORMATION TECHNOLOGY - 32.6%
	Communications Equipment - 2.1%
761	Arista Networks, Inc. *	62,204
17,358	CommScope Holding Co., Inc. *	529,593

		591,797

	Computers & Peripherals - 0.2%
1,325	Nimble Storage, Inc. * (a)	37,179

	Internet Software & Services - 22.0%
9,300	58.com, Inc. - ADR *	595,758
33,414	Alibaba Group Holding, Ltd. - ADR *	2,748,970
4,363	Criteo SA - ADR *	207,984
8,727	GrubHub, Inc. *	297,329
8,175	Lending Club Corp. *	120,581
59,163	Twitter, Inc. *	2,142,884

		6,113,506

	IT Services - 1.3%
15,467	Sabre Corp.	368,115

	Software - 7.0%
1,666	Cheetah Mobile, Inc. - ADR *	47,831
12,361	FireEye, Inc. *	604,576
3,535	King Digital Entertainment PLC (a)	50,374
23,182	Mobileye NV *	1,232,587

		1,935,368

		9,045,965

	MATERIALS - 1.7%
	Chemicals - 1.7%
14,281	Axalta Coating Systems, Ltd. *	472,415

	TELECOMMUNICATION SERVICES - 1.3%
	Diversified Telecommunication Services - 1.3%
13,956	Zayo Group Holdings, Inc. *	358,948

Shares		Value (US$)

	UTILITIES - 0.7%
	Independent Power Producers & Energy Traders - 0.7%
6,612	Abengoa Yield PLC (a)	$207,088

	TOTAL COMMON STOCKS (Cost - $26,267,804)	27,166,805

Units

	COMMON STOCK UNITS - 0.5%
	CONSUMER DISCRETIONARY - 0.5%
	Hotels, Restaurants & Leisure - 0.5%
7,946	Extended Stay America, Inc.	149,146

	TOTAL COMMON STOCK UNITS (Cost - $171,379)	149,146

	MASTER LIMITED PARTNERSHIPS - 1.1%
	ENERGY - 1.1%
	Oil, Gas & Consumable Fuels - 1.1%
3,923	Enable Midstream Partners LP	62,690
3,471	Phillips 66 Partners LP	249,912

		312,602

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $319,966)	312,602

	LIMITED PARTNERSHIPS - 0.4%

	ENERGY - 0.4%
	Oil, Gas & Consumable Fuels - 0.4%
3,000	EQT GP Holdings LP *	101,970

	TOTAL LIMITED PARTNERSHIPS (Cost - $96,090)	101,970

Shares		Value (US$)

	SHORT-TERM INVESTMENTS - 1.7%
456,271	State Street Navigator Prime Securities Lending Portfolio (b)	456,271

	TOTAL SHORT-TERM INVESTMENTS (Cost - $456,271)	456,271

Shares		Value (US$)

	TOTAL INVESTMENTS - 101.5% (Cost - $27,311,510) (c)	$28,186,794
	LIABILITIES LESS OTHER ASSETS - (1.5) %	(414,353)

	NET ASSETS - 100.0%	$27,772,441

* Non-income producing security.

(a) Securities (or a portion of the security) on loan. As of June 30, 2015, the market value of securities loaned was $458,312. The loaned securities were secured with cash collateral of $456,271. Collateral is calculated based on prior day’s prices.

(b) Represents investments of cash collateral received in connection with securities lending.

(c) Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $27,311,510. At June 30, 2015, net appreciation for all securities was $875,284. This consists of aggregate gross unrealized appreciation of $2,107,926 and aggregate gross unrealized depreciation of $1,232,642.

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company

Renaissance International IPO ETF PORTFOLIO OF INVESTMENTS (Unaudited) June 30, 2015

Shares		Value (US$)

	COMMON STOCKS - 96.4%
	AUSTRALIA - 4.3%
3,419	Genworth Mortgage Insurance Australia, Ltd.	$8,283
11,634	Healthscope, Ltd.	24,415
29,197	Medibank Pvt, Ltd. *	45,279
9,037	Veda Group, Ltd.	15,479

		93,456

	BELGIUM - 1.0%
2	bpost SA	55
698	Ontex Group NV	20,948

		21,003

	BRAZIL - 0.0%
2	BB Seguridade Participacoes SA	22
4	Smiles SA	68

		90

	BRITAIN - 14.5%
6,447	AA PLC *	37,551
6,950	Auto Trader Group PLC * (a)	33,296
4,085	Just Eat PLC *	26,111
7,550	Merlin Entertainments PLC (a)	50,667
3,729	Pets at Home Group PLC	17,501
4	Poundland Group PLC	20
8,112	Royal Mail PLC	65,578
5,793	Saga PLC	20,016
2,655	Spire Healthcare Group PLC (a)	13,892
4,941	SSP Group PLC	22,266
2,801	TSB Banking Group PLC * (a)	14,937
1,881	Virgin Money Holdings UK PLC *	13,019

		314,854

	CANADA - 0.3%
573	Seven Generations Energy, Ltd. - Cl. A * (b)	7,487

	CHINA - 12.4%
6,647	BAIC Motor Corp., Ltd. - Cl. H * (a) (b)	7,983
5,516	Bank of Chongqing Co., Ltd. - Cl. H	5,266
7,634	CAR, Inc. *	16,210
5,110	Central China Securities Co., Ltd. - Cl. H	3,962
70,394	CGN Power Co., Ltd. (a)	36,961
97,088	China Cinda Asset Management Co., Ltd. - Cl. H *	54,108
2,200	China Conch Venture Holdings, Ltd.	5,052
35,470	China Everbright Bank Co., Ltd. - Cl. H	21,186
58,882	China Huishan Dairy Holdings Co., Ltd. (b)	13,369
4,225	China Shengmu Organic Milk, Ltd. * (a)	1,096
2,490	Cogobuy Group * (a)	3,437
2,966	Dalian Wanda Commercial Properties Co., Ltd. - Cl. H (a)	23,819
7,891	GF Securities Co., Ltd. - Cl. H *	20,197
10,310	Huatai Securities Co., Ltd. - Cl. H * (a)	29,261
16,603	Huishang Bank Corp., Ltd. - Cl. H	8,632
7,640	Logan Property Holdings Co., Ltd.	3,430
13,611	Luye Pharma Group, Ltd. *	14,574
40,580	Tianhe Chemicals Group, Ltd. * (a) (c)	—

		268,543

	DENMARK - 2.6%
1,712	ISS AS	56,488

Shares		Value (US$)

	FRANCE - 5.3%
852	Coface SA *	$9,902
799	Elior Participations SCA (a)	16,003
660	Elis SA	12,965
204	Gaztransport Et Technigaz SA	12,904
1,106	Numericable-SFR *	58,624
199	Tarkett SA	4,293

		114,691

	GERMANY - 4.8%
4	Evonik Industries AG	153
333	Hella KGaA Hueck & Co. *	16,053
699	KION Group AG *	33,486
391	Rocket Internet AG * (a)	17,294
1,103	Zalando SE * (a)	36,835

		103,821

	HONG KONG - 1.8%
51,870	Hang Fat Ginseng Holdings Co., Ltd.	6,357
5,952	Kerry Logistics Network, Ltd.	9,414
34,467	WH Group, Ltd. * (a)	23,522

		39,293

	INDONESIA - 0.3%
4,130	PT Blue Bird Tbk	2,463
2,620	PT Mitra Keluarga Karyasehat Tbk	4,716

		7,179

	IRELAND - 0.3%
1,100	Permanent TSB Group Holdings PLC *	5,754

	ITALY - 2.9%
2,216	Anima Holding S.p.A. (a)	19,468
2,269	FinecoBank Banca Fineco S.p.A.	16,809
1,379	Moncler S.p.A.	25,551

		61,828

	JAPAN - 11.6%
9	AEON REIT Investment Corp.	12,024
3,802	Japan Display, Inc. *	14,321
3,562	Recruit Holdings Co., Ltd.	108,707
2,092	Seibu Holdings, Inc.	48,477
1,020	Skylark Co., Ltd.	13,443
1,374	Suntory Beverage & Food, Ltd.	54,731

		251,703

	LUXEMBOURG - 6.3%
988	Altice SA *	136,087

	MACAU - 0.3%
16,719	Macau Legend Development, Ltd. *	5,457

	MALAYSIA - 0.9%
15,320	Malakoff Corp. Bhd	7,106
11,381	Westports Holdings Bhd	12,759

		19,865

	MEXICO - 0.7%
2,245	Concentradora Fibra Danhos S.A. de C.V. - REIT	5,259
4,950	Grupo Lala SAB de CV	10,352

		15,611

Shares		Value (US$)

	NETHERLANDS - 4.8%
732	Euronext NV (a)	$28,823
530	GrandVision NV * (a)	13,094
2,174	NN Group NV	61,113

		103,030

	NEW ZEALAND - 0.8%
5,240	Genesis Energy, Ltd.	6,178
4	Mighty River Power, Ltd.	8
2,594	Z Energy, Ltd.	10,283

		16,469

	NORWAY - 0.7%
678	Entra ASA (a)	6,313
819	XXL ASA (a)	9,035

		15,348

	PHILIPPINES - 0.5%
5,019	Robinsons Retail Holdings, Inc.	8,287
16,687	Travellers International Hotel Group, Inc.	1,921

		10,208

	POLAND - 0.9%
3,354	Energa SA	20,285

	PORTUGAL - 0.8%
1,602	CTT-Correios de Portugal SA	16,528

	SINGAPORE - 0.2%
6,135	SPH REIT (b)	4,760

	SOUTH KOREA - 5.5%
284	Cheil Industries, Inc. *	45,193
20	Cuckoo Electronics Co., Ltd.	5,029
295	Samsung SDS Co., Ltd.	68,629

		118,851

	SPAIN - 6.2%
691	Aena SA * (a)	72,214
1,070	Applus Services SA *	12,633
1,370	Cellnex Telecom SAU * (a)	23,177
2,095	Merlin Properties Socimi SA - REIT *	25,598

		133,622

	SWEDEN - 1.5%
1,463	Com Hem Holding AB	13,562
829	Hemfosa Fastigheter AB	8,450
474	Lifco AB - Cl. B	9,692

		31,704

	SWITZERLAND - 2.8%
317	Cembra Money Bank AG *	19,326
168	SFS Group AG *	12,201
362	Sunrise Communications Group AG * (a)	30,259

		61,786

	THAILAND - 0.2%
14,250	BTS Rail Mass Transit Growth Infrastructure Fund	4,219

	UAE - 0.9%
1	Al Noor Hospitals Group PLC	15
22,217	Emaar Malls Group PJSC *	20,203

		20,218

	UNITED STATES - 0.3%
7,248	Nexteer Automotive Group, Ltd.	7,546

Shares		Value (US$)

	TOTAL COMMON STOCKS (Cost - $2,050,946)	2,087,784

	SHORT-TERM INVESTMENTS - 1.0%
22,104	State Street Navigator Prime Securities Lending Portfolio (d)	22,104

	TOTAL SHORT-TERM INVESTMENTS (Cost - $22,104)	22,104

	TOTAL INVESTMENTS - 97.4% (Cost - $2,073,050) (e)	$2,109,888
	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES - 2.6%	57,503

	NET ASSETS - 100.0%	$2,167,391

* Non-income producing security.
(a) Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.

(b) Securities (or a portion of the security) on loan. As of June 30, 2015, the market value of securities loaned was $20,587. The loaned securities were secured with cash collateral of $22,104. Collateral is calculated based on prior day’s prices.

(c) Security has been deemed worthless by the Advisor in accordance with the valuation policies and procedures approved by the Board of Trustees. The Advisor has determined this security to be a Level 3.

(d) Represents investments of cash collateral received in connection with securities lending.

(e) Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $2,073,050. At June 30, 2015, net appreciation for all securities was $36,838. This consists of aggregate gross unrealized appreciation of $103,140 and aggregate gross unrealized depreciation of $66,302.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

Renaissance IPO ETFs NOTES TO FINANCIAL STATEMENTS For the Period Ended June 30, 2015 (Unaudited)

The following is a summary of significant accounting policies followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

SECURITY VALUATION: The values of the Funds' portfolio securities are based on the securities’ closing prices on their principal markets, where available. In the absence of a last reported sales price, or if no sales were reported, and for other assets for which market quotes are not readily available, values may be based on quotes obtained from a quotation reporting system, established market makers or by an outside independent pricing service. Prices obtained by an outside independent pricing service may use information provided by market makers or estimates of market values obtained from yield data related to investments or securities with similar characteristics and may use a computerized grid matrix of securities and its evaluations in determining what it believes is the fair value of the portfolio securities. If a market quotation for a security is not readily available or Renaissance Capital LLC (the "Advisor") believes it does not otherwise accurately reflect the market value of the security at the time the Funds calculate their NAV, the security will be fair valued by the Advisor in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees. The Funds may also use fair value pricing in a variety of circumstances, including but not limited to, situations where the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Funds' NAV and the prices used by each of the Fund’s benchmark indices, the Renaissance IPO Index and the Renaissance International IPO Index, respectively  (the “Indices”). This may adversely affect the Fund’s ability to track the Indices.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At June 30, 2015, all of the Funds' investments were valued based on Level 1 inputs, except as noted above, as detailed on the Portfolio of Investments.

It is the Funds' policy to record transfers in to or out of Level 1, Level 2, and Level 3 at the end of the reporting period. There were no significant transfers in to or out of any level during the current period presented.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”) are effective based on their evaluation of these controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this document.

(b) There were no changes no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RENAISSANCE CAPITAL GREENWICH FUNDS

By:	/s/ William K. Smith
William K. Smith
President

Date: August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William K. Smith
William K. Smith
President

By:	/s/ Kathleen S. Smith
Kathleen S. Smith
Treasurer

Date: August 27, 2015